Related Parties Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 10 – RELATED PARTIES TRANSACTIONS

Accounts receivable- related party

At December 31, 2021 and 2020, the due from related party amount consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable- related party
- Global Deep Ocean	$5,660,857	$-

Accounts payable - related parties

At December 31, 2021 and 2020, accounts payable - related parties consisted of the following:

Name of related party	December 31, 2021	December 31, 2020
Hong Long (1)	$-	$781,225
Global Deep Ocean	28,209	7,602,944
Fujian Jingfu Ocean Fishery Development Co., Ltd. (2)	-	1,327
Huna Lin (3)	4,932,091	1,581,212
	$4,960,300	$9,966,708

(1)	Hong Long was an affiliate company majority owned by an immediate family member of the Company’s CEO and is no longer a related party of the Company since this immediate family member sold his interests in Hong Long to an unrelated party on October 10, 2021.
(2)	Fujian Jingfu Ocean Fishery Development Co., Ltd. is a subsidiary of Hong Long.
(3)	Huna Lin is an immediate family of Zhiyan Lin, and Zhiyan Lin is shareholder of Pingtan Fishing,

These accounts payable - related parties’ amounts are short-term in nature, non-interest bearing, unsecured and payable on demand.

Due to related parties

At December 31, 2021 and 2020, the due to related parties amount consisted of the following:

	December 31, 2021	December 31, 2020
Accrued compensation for LiMing Yung, Chief Financial Officer	$15,000	$15,000
Accrued compensation for Xinrong Zhuo, Chief Executive Officer	3,354	3,354
Advance from Xinrong Zhuo, Chief Executive Officer	7,157,634	-
	$7,175,988	$18,354

The balance of accrued compensation represents accrued compensation for the CEO and CFO.

The advance from Xinrong Zhuo, the Company’s Chief Executive Officer, is for working capital purposes and short-term in nature, non-interest bearing, unsecured and payable on demand.

Operating lease

On July 31, 2012, the Company entered into a lease for office space with Ping Lin, the spouse of the Company’s CEO (the “Office Lease”). Pursuant to the Office Lease, the annual rent is RMB84,000 (approximately US$13,000) and expired on July 31, 2021. This lease was renewed under the same terms and t will expire on December 31, 2023.

For the years ended December 31, 2021, 2020 and 2019, rent expense related to the Office Lease amounted $13,141, $12,178 and $12,177, respectively. Future minimum rental payment required under the Office Lease is as follows:

Year Ending December 31:	Amount
2022	$13,000

Sales to related parties

During the years ended December 31, 2021, 2020 and 2019 selling to related parties were as follows:

	Year Ended December 31,
	2021	Percentage of revenue	2020	Percentage of revenue	2019	Percentage of revenue

Xiamen International Trade Honglong Industrial Co., Ltd.	$570,465	0.3%	$733,318	0.8%	$-	-%

Purchases from related parties

During the years ended December 31, 2021, 2020 and 2019, purchases from related parties were as follows:

	Year Ended December 31,
	2021	2020	2019
Purchase of fuel, freight, fishing nets and other on-board consumables
Fuzhou Honglong Ocean Fishery Co., Ltd.	$17,986,745	$2,001,375	$5,021,348
Fujian Jingfu Marine Fishery Development Co., Ltd	2,297,533	-	-
Zhiyan Lin	-	2,950	4,068
Huna Lin	16,814,865	11,279,793	-
	37,099,143	13,284,118	5,025,416
Purchase of vessel maintenance service
Huna Lin	-	-	481,119
Zhiyan Lin	4,201	7,144	-
	4,201	7,144	481,119
Purchase of inventory
Xiamen International Trade Honglong Industrial Co., Ltd.	3,421,288
Global Deep Ocean	14,040,989	17,186,623	-
	17,462,277	17,186,623	-
Purchase of storage and transportation service
Fuzhou Honglong Ocean Fishery Co., Ltd.	-	-	114,230
Fujian Jingfu Ocean Fishery Development Co., Ltd.	-	707,153	-
	-	707,153	114,230